Benefit-Responsive Investments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Benefit-Responsive Investments	Benefit-Responsive Investments
The Plan has an interest in a Stable Value Fund that has investments in fixed income securities and bond funds and may include derivative instruments, such as futures contracts and swap agreements. The Stable Value Fund also enters into a wrapper contract issued by a third party.
As described in Note 2, contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to these contracts. For indirect investments in fully benefit-responsive investment contracts within collective investment trusts, net asset value per share should be calculated in a manner consistent with the measurement principles of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946, Financial Services - Investment Companies (ASC 946). As required by ASC 946, the net asset value calculated by the fund is based on the net assets, which includes fully benefit-responsive contracts at contract value. This net asset value represents the plan's fair value. As a result, investments are reported on the Statement of Net Assets Available for Benefits at fair value except for the fully benefit-responsive synthetic GICs, which are stated at contract value. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. The Stable Value Fund's 2025 contract value of $428 million approximates its fair value of $412 million while the Stable Value Fund's 2024 contract value of $479 million approximates its fair value of $447 million.
Occurrence of certain events may limit the ability of the Plan to transact at contract value with the issuer. The Plan administrator does not believe that the occurrence of such an event is probable.
There are no reserves against contract value for credit risk of the contract issuer or otherwise. The crediting interest rate is based on a formula agreed upon with the issuer, but it may not be less than 0%. Such interest rates are reviewed on a quarterly basis for resetting.
As of December 31, 2025, the contract value of the Plan’s fully benefit-responsive synthetic GICs within the Stable Value Fund was approximately $419 million. As of December 31, 2024, the contract value of the Plan’s fully benefit-responsive synthetic guaranteed contracts within the Stable Value Fund was approximately $467 million.